Trade payables and other current liabilities - Disclosure of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Fixed asset payables	€ 0	€ 173
Accrued expenses - clinical trials	15,550	11,369
Trade payables & other accruals	4,484	6,695
Total trade and other payables	€ 20,036	€ 18,237